QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2014
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

13.QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	Quarter Ended
2014	March 31	June 30	September 30	December 31
	(In thousands, except per share amounts)
Net revenues	$149,648	$151,036	$149,040	$186,014
Operating income	$25,942	$25,425	$24,249	$15,573
Net income (loss) attributable to common stockholders	$8,324	$9,807	$7,642	$(10,706)
Basic and diluted earnings (loss) per share	$0.20	$0.24	$0.19	$(0.22)

	Quarter Ended
2013	March 31	June 30	September 30	December 31
	(In thousands, except per share amounts)
Net revenues	$151,528	$151,320	$150,773	$147,956
Operating income	$28,330	$26,947	$26,167	$22,217
Income from continuing operations	$6,858	$9,560	$10,330	$3,216
Discontinued operations, net of tax	$24	$(272)	$1,425	$—
Net income attributable to common stockholders	$6,783	$9,194	$11,694	$3,140

Basic and diluted earnings (loss) per share:
Income from continuing operations	$0.17	$0.23	$0.26	$0.08
Discontinued operations, net of tax	—	(0.01)	0.03	—

Net income per basic and diluted common share attributable to common shareholders	$0.17	$0.22	$0.29	$0.08

During the fourth quarter of 2014, we acquired 100% of the issued and outstanding shares of Enventis in exchange for shares of our common stock.  Enventis’ results of operations have been included in our consolidated financial statements as of the acquisition date of October 16, 2014.  As result of the Enventis acquisition, we incurred transaction costs of $0.9 million, $0.7 million and $9.8 million during the quarters ended June 30, 2014, September 30, 2014 and December 31, 2014, respectively.

In connection with the repurchase of a portion of our 2020 Notes, as described in Note 6, we recognized a loss of $13.8 million on the partial extinguishment of debt during the quarter ended December 31, 2014.

As described in Note 3, in September 2013, we completed the sale of the assets and contractual rights of our prison services business for a total cash price of $2.5 million, resulting in a gain of $1.3 million, net of tax.  The financial results of the operations for prison services have been reported as a discontinued operation in our consolidated financial statements for all periods presented.